SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Gas and Oil Acreage
Time period for capitalization of significant construction projects (more than six months)					6 months
Interest cost capitalized during period					$ 4,400,000	$ 0	$ 0
Depletion, depreciation, amortization and accretion	37,986,000	22,669,000	67,040,000	42,322,000	99,900,000	36,961,000	8,189,000
Unweighted arithmetic average period					12 months
Due period of joint interest owner obligations					30 days
Allowance for doubtful accounts					448,000	286,000
Accounts payable	120,375,000		120,375,000		196,515,000	138,320,000
Required period to remit liabilities					30 days
Exploration and Abandonment Costs
Geological and geophysical	340,000	385,000	771,000	730,000	2,860,000	1,537,000	942,000
Leasehold abandonment	0	9,024,000	4,695,000	12,810,000	43,800,000	1,108,000	0
Leasehold impairments	4,817,000	0	29,474,000	4,885,000	70,556,000	0	0
Total geological, geophysical, leasehold abandonments, and other	5,157,000	9,409,000	34,940,000	18,425,000	117,216,000	2,645,000	942,000
Exploration costs						1,500,000
Minimum
Gas and Oil Acreage
Due period of accrued revenues					30 days
Maximum
Gas and Oil Acreage
Due period of accrued revenues					60 days
Magnum Hunter Production
Gas and Oil Acreage
Impairment of proved properties					4,100,000	21,800,000
Williston Basin
Gas and Oil Acreage
Impairment of proved properties					3,900,000
Exploration and Abandonment Costs
Leasehold abandonment					33,600,000
Leasehold impairments					62,200,000
Additional lease abandonment expenses	4,700,000		4,700,000
Williston Basin | Subsequent event
Exploration and Abandonment Costs
Acreage of property subject to lease	700		700
Appalachian Basin Region
Exploration and Abandonment Costs
Leasehold abandonment					10,200,000	802,000
Leasehold impairments					7,000,000
Eagle Ford Shale Region
Exploration and Abandonment Costs
Leasehold abandonment						306,000
Leasehold impairments					1,400,000
Giddings Field
Gas and Oil Acreage
Impairment of proved properties							306,000
Oil and natural gas properties
Gas and Oil Acreage
Time period for capitalization of significant construction projects (more than six months)					6 months
Interest cost capitalized during period					4,400,000	0	0
Depletion, depreciation, amortization and accretion					87,700,000	30,800,000	8,300,000
Prc Williston Llc [Member]
Gas and Oil Acreage
Depletion, depreciation, amortization and accretion	$ 381,000	$ 608,000	$ 769,000	$ 1,229,000	$ 1,868,000	$ 1,868,000	$ 2,315,000